Interim condensed consolidated statements of profit or loss - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
CONTINUING OPERATIONS
Revenue		€ 100,796	€ 115,768	[1]
Cost of sales		(41,310)	(48,945)	[1]
Gross profit		59,486	66,823	[1]
Marketing and selling expenses		(68,422)	(85,985)	[1]
General and administrative expenses		(38,088)	(52,549)	[1]
Other operating income and expenses		4,415	(8,727)	[1]
Loss from operations before non-underlying items		(42,609)	(80,438)	[1]
Non-underlying items		5,435	6,545	[1]
Loss from operations		(37,174)	(73,893)	[1]
Finance cost - net		(26,741)	(12,671)	[1]
Loss before income tax		(63,915)	(86,564)	[1]
Income tax (expenses) / benefits		(1,669)	204	[1]
Loss from continuing operations		(65,584)	(86,360)	[1]
DISCONTINUED OPERATIONS
Loss from discontinued operations	[1]		(424)
Loss for the period		(65,584)	(86,784)	[1]
Attributable to:
- Owners of the Company		(59,347)	(73,154)	[1]
-Continuing operations		(59,347)	(72,730)	[1]
- Discontinued operations	[1]		(424)
- Non-controlling interests		€ (6,237)	€ (13,630)	[1]
Loss per share in Euro
Loss per share in Euro - Basic (in Euro per share)		€ (0.51)	€ (0.62)	[1]
- From continuing operations (in Euro per share)		(0.51)	(0.62)	[1]
Loss per share in Euro - Diluted (in Euro per share)		(0.51)	(0.62)
- From continuing operations (in Euro per share)		€ (0.51)	€ (0.62)

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).